Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 9 — PROPERTY AND EQUIPMENT, NET

Our property and equipment consisted of the following as of December 31, 2024 and 2023:

	2024	2023
Property and equipment:
Office buildings	$22,082,349	$21,679,642
Land	5,000,000	5,000,000
Building improvements	2,186,959	2,190,569
Leasehold improvements	3,077,471	2,930,706
Office equipment	2,287,029	2,229,709
Electronic equipment	3,522,767	2,817,121
Site improvements	1,265,886	1,114,362
Construction in process	1,114,097	319,550
Less: accumulated depreciation	(6,906,788)	(3,983,276)
Property and equipment, net	$33,629,770	$34,298,383

In November 2022, we acquired a 5-story office building located in St. Petersburg, Florida to function as our corporate headquarters. The total cost of the office building was $29,502,000, including land, building improvements, and site improvements and was paid in cash. We lease a floor of the office building to a corporate tenant. See Note 13 — Leases for details of the lease agreement.

Depreciation expense was $3,010,300, $2,675,628 and $1,261,687 for the years ended December 31, 2024, 2023 and 2022 and is recorded in general and administrative expenses in our consolidated statements of operations and other comprehensive (loss) income.